Related party disclosure	12 Months Ended
Dec. 31, 2017
Related Party Disclosure
Related party disclosure
25.	Related party disclosure

Transactions with related entities -

During the years 2017, 2016 and 2015, the Company carried out the following transactions with its parent company Inversiones ASPI S.A. and its affiliates:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Income
Inversiones ASPI S.A. (ASPI)
Income from office lease	12	13	12
Fees for management and administrative services	595	1,095	497

Servicios Corporativos Pacasmayo S.A.C. (Sercopa)
Income from office lease	3	13	12
Fees for management and administrative services	2	8	8

Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 27	336	326	330
Income from office lease	315	348	310

Fossal S.A.A. (Fossal)
Income from office lease	16	—	—
Fees for management and administrative services	46	—	—

Fosfatos del Pacífico S.A. (Fospac)
Income from office lease	40	—	—
Fees for management and administrative services	917	—	—

Expense
Security services provided by Compañía Minera Ares	1,195	1,301	1,146

Other
Purchase of investments shares to Inversiones ASPI S.A.	—	—	48,585
Investment shares on Fossal S.A.A. from spin-off, note 1.1 and 9	21,206	—	—

As a result of these transactions, the Company had the following rights and obligations with Inversiones ASPI S.A. and its affiliates as of December 31, 2017 and 2016:

	2017		2016
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)

Inversiones ASPI S.A.	641	—	109	—
Compañía Minera Ares S.A.C.	339	516	569	—
Other	392	—	26	—

	1,372	516	704	—

Additionally, as of December 31, 2017, the Company has dividends payable to its Parent of S/24,054,000.

Terms and conditions of transactions with related parties -

The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the years ended as of December 31, 2017, 2016 and 2015, the Group has not recorded impairment of receivables relating to amounts owed by relating parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

Compensation of key management personnel of the Group –

The compensation paid to key management personnel includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. As of December 31, 2017, the total short term compensation amounted to S/22,705,000 (2016: S/21,752,000, 2015: S/23,074,000) and the total long term compensation amounted to S/11,401,000 (2016: S/16,088,000, 2015: S/14,159,000). The Company does not compensate Management with post-employment or contract termination benefits or share-based payments.